Supplementary Information to Statements of Operations (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Text Block Supplement [Abstract]
Schedule of financial expenses, net
	Year ended December 31,
	2019	2018	2017

Financial income:
Interest income	$-	$-	$1
foreign currency differences gains	26	-	12

	26	-	13
Financial expenses:
In respect of interest related to bank loans and bank fees	(245)	(192)	(259)
Other (mainly foreign currency differences)	(111)	(63)	(51)

	(356)	(255)	(310)

	$(330)	$(255)	$(297)

Schedule of net earnings per share
		Year ended December 31,
		2019	2018	2017
1.	Numerator:
	Income (loss)	$(913)	$990	$773

	Net income (loss) available to Ordinary shareholders	$(913)	$990	$773

2.	Denominator (in thousands):

	Basic weighted average Ordinary shares outstanding (in thousands)	4,053	3,500	3,171
	Diluted weighted average Ordinary shares outstanding (in thousands)	4,059	3,500	3,171

	Basic and diluted income (loss) per share	$(0.23)	$0.28	$0.24